CONSOLIDATED INCOME STATEMENTS - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Ifrs Statement [Line Items]
Interest income and similar income	$ 98,002	$ 77,453	$ 64,230
Interest expenses and similar charges	(42,158)	(28,323)	(21,242)
NET INTEREST INCOME	55,844	49,130	42,988
Dividend income	150	94	104
Fee and commission income.	20,316	18,770	17,137
Fee and commission expenses	(5,503)	(4,830)	(3,505)
Gains/(losses) on financial assets and liabilities (net)	3,458	3,760	2,504
Exchange differences (net)	6	2	6
Other operating income	669	486	472
Other operating expenses	(3,614)	(3,361)	(3,010)
TOTAL INCOME	71,326	64,051	56,696
Administrative expenses:	(25,437)	(22,655)	(20,780)
Personnel expenses	(12,748)	(11,472)	(10,625)
Other general administrative expenses	(12,689)	(11,183)	(10,155)
Depreciation and amortization	(2,533)	(2,058)	(1,863)
Impairment losses on financial assets (net):	(18,820)	(16,661)	(16,041)
Provisions (net)	(437)	(881)	258
Gains/(losses) on disposal of assets not classified as non-current assets held for sale (net)	6	20	7
Gains/(losses) on disposal of non-current assets held for sale not classified as discontinued operations (net)	69	71	91
OPERATING PROFIT BEFORE TAX	24,174	21,887	18,368
Income tax	(5,496)	(5,351)	(4,304)
PROFIT FOR THE YEAR	18,678	16,536	14,064
Profit attributable to the Parent	$ 18,678	$ 16,536	14,051
Profit attributable to non-controlling interests			$ 13
Distribution of the Bank's profit and Earnings per share
Basic earnings per share (in pesos per share)	$ 2.76	$ 2.44	$ 2.07
Diluted earnings per share (in pesos per share)	$ 2.75	$ 2.44	$ 2.07
Loans and receivables
Ifrs Statement [Line Items]
Impairment losses on financial assets (net):	$ (18,820)	$ (16,661)	$ (16,041)